CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Net profit/(loss)	€ 5,520	€ 18,625	€ 16,779
Adjustments for non-cash items and other:
depreciation and amortization	7,226	7,549	6,797
(gains)/losses on disposals	(32)	(195)	(192)
change in deferred taxes	(2,921)	701	(711)
other non-cash items	1,927	720	391
Change in provisions and employee benefits liabilities	1,779	2,460	1,906
Result of equity method investments net of dividends received	381	(156)	(47)
Change in carrying amount of leased vehicles	(3,885)	(1,747)	(483)
Changes in working capital	(5,987)	(5,472)	(4,481)
Net cash from/(used in) operating activities	4,008	22,485	19,959
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	261	1,457	235
Acquisitions of consolidated subsidiaries and equity method and other investments	(1,652)	(3,885)	(666)
Proceeds from disposals of property, plant and equipment and intangible assets	365	533	545
Investments in property, plant and equipment and intangible assets	(11,060)	(10,193)	(8,615)
Change in amounts payable on property, plant and equipment and intangible assets	223	1,068	(399)
Net change in receivables from financing activities	(4,151)	(3,834)	(1,413)
Other changes	32	(193)	(218)
Net cash from/(used in) investing activities	(15,982)	(15,047)	(10,531)
Distributions paid:
to Stellantis shareholders	(4,651)	(4,208)	(3,353)
to non-controlling shareholders of subsidiaries	(10)	0	(1)
Proceeds from issuance of shares	104	92	40
(Purchases)/sales of treasury shares	(3,000)	(2,434)	(923)
Changes in short-term debt and other financial assets and liabilities	2,557	328	(400)
Changes in long-term debt	4,644	(214)	(6,480)
Change in securities	2,422	(2,754)	(2,069)
Other changes	(5)	(10)	19
Net cash from/(used in) financing activities	2,061	(9,200)	(13,167)
Effect of changes in exchange rates	410	(836)	608
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(66)	(166)	(65)
Increase/(decrease) in cash and cash equivalents	(9,569)	(2,764)	(3,196)
Net cash and cash equivalents at beginning of the period	43,669	46,433	49,629
Net cash and cash equivalents at end of the period	€ 34,100	€ 43,669	€ 46,433